Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Number of Common Shares Issued [Member]	Discount on Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Unearned ESOP Compensation [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Preferred Stock Series A [Member] Preferred Stock [Member]	Preferred Stock Series B [Member] Preferred Stock [Member]
Beginning balance at Dec. 31, 2012	$ 42,729		$ (100)	$ 9,378	$ 12,201	$ (875)	$ 10,138	$ 1,487		$ 10,000	$ 500
Beginning balance, shares at Dec. 31, 2012		7,502,496
Net Income	954						476		$ 478
Repurchase of common stock	(169)			(71)	(98)
Repurchase of common stock, shares		(56,565)
Other comprehensive income	(2,049)							(2,049)
Release of ESOP shares	45				(49)	94
Increase or repayament in ESOP notes receivable	(208)					(208)
Reclass to mezzanine capital	(132)				(132)
Repayment of preferred stock series A	(10,500)									$ (10,000)	$ (500)
Issuance of preferred stock (noncontrolling interest)	10,655								10,655
Record costs of preferred stock (noncontrolling interest)	(137)								(137)
Record preferred stock dividend (noncontrolling interest)	(454)								(454)
Record preferred stock dividend and discount accretion	(225)		$ 100				(325)
Ending balance at Dec. 31, 2013	40,509			9,307	11,922	(989)	10,289	(562)	10,542
Ending balance, shares at Dec. 31, 2013		7,445,931
Net Income	1,679						1,088		591
Repurchase of common stock	(1,410)			(468)	(942)
Repurchase of common stock, shares		(374,130)
2% stock dividend				178	221		(399)
2% stock dividend, shares		142,129
Cash paid - fractional shares	(4)						(4)
Other comprehensive income	867							867
Release of ESOP shares	21				5	16
Increase or repayament in ESOP notes receivable	9			(315)	(649)	$ 973
Repayment of ESOP notes receivable, shares		(252,446)
Reclass from mezzanine capital	1,155				1,155
Record costs of preferred stock (noncontrolling interest)	(416)								(416)
Record preferred stock dividend (noncontrolling interest)	(148)								(148)
Ending balance at Dec. 31, 2014	42,262			8,702	11,712		10,974	305	10,569
Ending balance, shares at Dec. 31, 2014		6,961,484
Net Income	2,007						1,415		592
Repurchase of common stock	(429)			(143)	(286)
Repurchase of common stock, shares		(114,377)
2% stock dividend				170	321		(491)
2% stock dividend, shares		135,910
Cash paid - fractional shares	(5)						(5)
Other comprehensive income	(517)							(517)
Reclass from mezzanine capital	561				561
Record costs of preferred stock (noncontrolling interest)	(416)								(416)
Record preferred stock dividend (noncontrolling interest)	(149)								(149)
Ending balance at Dec. 31, 2015	$ 43,314			$ 8,729	$ 12,308		$ 11,893	$ (212)	$ 10,596
Ending balance, shares at Dec. 31, 2015		6,983,017